Filed electronically with the Securities and Exchange Commission on August 23, 2013
File No. 002-36238
File No. 811-02021

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 125	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 109

DWS Securities Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/	Immediately upon filing pursuant to paragraph (b)
/ X /	On September 19, 2013 pursuant to paragraph (b)
/___/	60 days after filing pursuant to paragraph (a)(1)
/___/	On ______________ pursuant to paragraph (a)(1)
/___/	75 days after filing pursuant to paragraph (a)(2)
/___/	On _______________pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ X /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment relates solely to the following series and classes of the Registrant:

•	DWS RREEF Real Estate Securities Income Fund: Class A, Class C, Institutional Class and Class S

This Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A for DWS Securities Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying until September 19, 2013 the effectiveness of Post-Effective Amendment No. 124 to the Trust’s Registration Statement, which Amendment was filed with the Securities and Exchange Commission on June 14, 2013 (Accession No. 0000088053-13-000682) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and has an effective date of August 28, 2013.

PART A - PROSPECTUS

The Prospectus for DWS RREEF Real Estate Securities Income Fund — Class A, Class C, Institutional Class and Class S, a series of the Trust, is incorporated by reference to Part A of Post-Effective Amendment No. 124 to the Trust’s Registration Statement filed on June 14, 2013 (Accession No. 0000088053-13-000682).

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for DWS RREEF Real Estate Securities Income Fund — Class A, Class C, Institutional Class and Class S, a series of the Trust, is incorporated by reference to Part B of Post-Effective Amendment No. 124 to the Trust’s Registration Statement filed on June 14, 2013 (Accession No. 0000088053-13-000682).

PART C

The Part C for DWS RREEF Real Estate Securities Income Fund — Class A, Class C, Institutional Class and Class S, a series of the Trust, is incorporated by reference to Part C of Post-Effective Amendment No. 124 to the Trust’s Registration Statement filed on June 14, 2013 (Accession No. 0000088053-13-000682).

This Post-Effective Amendment is not intended to update or amend any other Prospectuses or Statements of Additional Information of the Registrant’s other series or classes.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 20th day of August 2013.

  DWS SECURITIES TRUST

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	August 20, 2013

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	August 20, 2013

/s/John W. Ballantine
John W. Ballantine*	Trustee	August 20, 2013

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	August 20, 2013

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	August 20, 2013

/s/Keith R. Fox
Keith R. Fox*	Trustee	August 20, 2013

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	August 20, 2013

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	August 20, 2013

/s/Richard J. Herring
Richard J. Herring*	Trustee	August 20, 2013

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	August 20, 2013

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	August 20, 2013

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	August 20, 2013

SIGNATURE	TITLE	DATE

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	August 20, 2013

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	August 20, 2013

*By:        /s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registration Statement as filed on August 2, 2011; and as filed on September 26, 2008 in Post-Effective Amendment No.100 to the Registration Statement.